Note 5 Total group assets by operating segment (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024 [1]
Assets of the Group by operating segments [Line Items]
Assets	€ 776,974	€ 772,402
SPAIN
Assets of the Group by operating segments [Line Items]
Assets	419,097	411,620
MEXICO
Assets of the Group by operating segments [Line Items]
Assets	165,647	168,470
TURKEY
Assets of the Group by operating segments [Line Items]
Assets	82,482	82,782
South America [Member]
Assets of the Group by operating segments [Line Items]
Assets	70,616	73,997
Rest of business [Member]
Assets of the Group by operating segments [Line Items]
Assets	70,167	66,534
Subtotal assets by operating segments [Member]
Assets of the Group by operating segments [Line Items]
Assets	808,010	803,404
Corporate Center And Adjustments [Member]
Assets of the Group by operating segments [Line Items]
Assets	€ (31,035)	€ (31,002)

[1]
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.